Shareholder Report, Average Annual Return (Details)	12 Months Ended		22 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000056395
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Miller Convertible Bond Fund
Average Annual Return, Percent	0.94%			2.09%	3.97%
C000081917
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Miller Convertible Bond Fund
C000056396
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Miller Convertible Bond Fund
C000146257
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Miller Intermediate Bond Fund
C000230985
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Miller Market Neutral Income Fund
Without Sales Load [Member] | C000056395
Average Annual Return [Line Items]
Average Annual Return, Percent	4.87%			3.30%	4.59%
Without Sales Load [Member] | C000081917
Average Annual Return [Line Items]
Average Annual Return, Percent	4.29%			2.78%	4.05%
Without Sales Load [Member] | C000056396
Average Annual Return [Line Items]
Average Annual Return, Percent	5.37%			3.80%	5.10%
Without Sales Load [Member] | C000146257
Average Annual Return [Line Items]
Average Annual Return, Percent	6.17%			4.81%	4.85%
Without Sales Load [Member] | C000230985
Average Annual Return [Line Items]
Average Annual Return, Percent	9.93%		9.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)	1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)	1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)	1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)	1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%		4.34%
ICE BofA All Convertibles Exclude Mandatory All Qualities
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA All Convertibles Exclude Mandatory All Qualities Index
Average Annual Return, Percent	23.43%			9.41%	11.73%
ICE BofA Yield Alternative US Convertible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Yield Alternative US Convertible Index
Average Annual Return, Percent	13.61%			6.40%	6.30%
ICE BofA All Convertibles Exclude Mandatory All Qualities
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA All Convertibles Exclude Mandatory All Qualities Index
Average Annual Return, Percent	23.43%			9.41%	11.73%
ICE BofA Yield Alternative US Convertible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Yield Alternative US Convertible Index
Average Annual Return, Percent	13.61%			6.40%	6.30%
ICE BofA All Convertibles Exclude Mandatory All Qualities
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA All Convertibles Exclude Mandatory All Qualities Index
Average Annual Return, Percent	23.43%			9.41%	11.73%
ICE BofA Yield Alternative US Convertible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Yield Alternative US Convertible Index
Average Annual Return, Percent	13.61%			6.40%	6.30%
Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	5.07%		4.82%
Bloomberg Short Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short Treasury Index
Average Annual Return, Percent	4.44%		4.82%